Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of warrant liability [abstract]
Warrant Liability
34. Warrant Liability
Warrants are classified as financial liabilities at fair value through profit and loss. The warrants were valued at the acquisition date November 15, 2023.
The key terms of the warrants are:
Warrant exercise.
Warrants are exercisable:

•	In the period from 30 days after the De-SPAC transaction;

•	to 15 November 2028 (“Expiry Date”), being the date five years after the De-SPAC transaction (“the Exercise Period”); and
•	in exchange for one ordinary CAPT Share (NASDAQ: CAPT) (“Share”) for a price of $11.50 (“Exercise Price”).
Public warrant redemption
The following terms apply to Public Warrants only:

•
CAPT may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a 20 out of 30 trading day period ending three trading days
before the Company sends the notice of redemption to the warrant holders; and

•
CAPT may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.01 per Warrant if the Shares trade above $18.00 for a 20 out of 30 trading day period ending three trading days
before the Company sends the notice of redemption to the warrant holders.

Private warrant redemption
The following terms apply to Private Warrants only:

•
CAPT may redeem the Private Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a
20 out of 30 trading day
period ending three trading days before the Company sends the notice of redemption to the warrant holders.

•	CAPT may not redeem the Private Warrants in whole and not in part if the Shares trade above $18.00; and

•	Private Warrant holders may not transfer their warrants to any party not defined as a permitted transferee.
Exercise after redemption notice
The Company is required to provide investors with
30
days’ notice of intention to redeem the Warrants (the “Redemption Notice Period”).
During the Redemption Notice Period, warrant holders may elect to exercise their Warrants on a cash basis (i.e., by paying the Exercise Price of $11.50 for a Share).
If redemption is triggered by the Shares trading between $
10.00
and $
18.00
per share, warrant holders may elect for a “Make Whole Exercise” in exchange for a pre-determined number of Shares on a cashless basis. The number of Make Whole shares is determined based on:

(1)	the 10-day volume-weighted average price of the Shares in the 10 trading days following the notice of redemption, and

(2)	the number of months elapsed since the De-SPAC transaction.
IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. Public Warrant liabilities, measured at fair value through profit and loss, qualify as Level 1 instruments, as they have observable inputs from public markets. However, due to a lack of trading activity, the estimated fair value of Public Warrants is classified as Level 2 instruments, where they remained through the end of the period on December 31, 2023. Private Warrant liabilities and Founder Warrants liabilities are classified as Level 2 instruments due to a make-whole provision that aligns their terms with those of the Public Warrants. Consequently, the Company has used the closing price of the public warrants to determine the fair value of the Private Warrants and Founder Warrants. These Private Warrants and Founder Warrants also classified as Level 2 liabilities as of June 30, 2024.

			(Unit: USD, Share)
	Number of Public warrants	Number of Private warrants	Number of Founder warrants	Fair value of warrant liability
Balance at December 31, 2023	11,499,990	11,950,000	1,779,368	2,018,349
Change in fair value	—	—	—	(78,211)

Balance at June 30, 2024	11,499,990	11,950,000	1,779,368	1,940,138

34. Warrant Liability
Warrants are classified as financial liabilities at fair value through profit and loss. The warrants were valued at the acquisition date November 15, 2023.
The key terms of the warrants are:
Warrant exercise.
Warrants are exercisable:

•	In the period from 30 days after the De-SPAC transaction;

•	to 15 November 2028 (“Expiry Date”), being the date five years after the De-SPAC transaction (“the Exercise Period”); and

•	in exchange for one ordinary CAPT Share (NASDAQ: CAPT) (“Share”) for a price of $11.50 (“Exercise Price”).
Public warrant redemption
The following terms apply to Public Warrants only:

•
CAPT may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a 20 out of 30 trading day period ending three trading days
before the Company sends the notice of redemption to the warrant holders; and

•
CAPT may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.01 per Warrant if the Shares trade above $18.00 for a 20 out of 30 trading day period ending three trading days
before the Company sends the notice of redemption to the warrant holders.

Private warrant redemption
The following terms apply to Private Warrants only:

•
CAPT may redeem the Private Warrants in whole and not in part during the Exercise Period for $0.10 per Warrant if the Shares trade at or above $10.00 but less than $18.00 per share for a 20 out of 30 trading day period ending three trading days
before the Company sends the notice of redemption to the warrant holders.

•	CAPT may not redeem the Private Warrants in whole and not in part if the Shares trade above $18.00; and

•	Private Warrant holders may not transfer their warrants to any party not defined as a permitted transferee.
Exercise after redemption notice
The Company is required to provide investors with 30 days’ notice of intention to redeem the Warrants (the “Redemption Notice Period”).
During the Redemption Notice Period, warrant holders may elect to exercise their Warrants on a cash basis (i.e., by paying the Exercise Price of $11.50 for a Share).
If redemption is triggered by the Shares trading between $10.00 and $18.00 per share, warrant holders may elect for a “Make Whole Exercise” in exchange for a pre-determined number of Shares on a cashless basis. The number of Make Whole shares is determined based on:

(1)	the 10-day volume-weighted average price of the Shares in the 10 trading days following the notice of redemption, and

(2)	the number of months elapsed since the De-SPAC transaction.
IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. Public Warrant liabilities, measured at fair value through profit and loss, qualify as Level 1 instruments, as they have observable inputs from public markets. However, due to a lack of trading activity, the estimated fair value of Public Warrants is classified as Level 2 instruments, where they remained through the end of the period on December 31, 2023. Private Warrant liabilities and Founder Warrants liabilities are classified as Level 2 instruments due to a make-whole provision that aligns their terms with those of the Public Warrants. Consequently, the Company has used the closing price of the public warrants to determine the fair value of the Private Warrants and Founder Warrants.
These Private Warrants and Founder Warrants also classified as Level 2 liabilities as of December 31, 2023.

	Number of Public warrants	Number of Private warrants	Number of Founder warrants	(Unit: USD, Share) Fair value of warrant liability
At date of acquisition (15 November 2023)	11,499,990	11,950,000	1,779,368	1,513,762
Change in fair value	—	—	—	504,587

Balance at 31 December 2023	11,499,990	11,950,000	1,779,368	2,018,349